Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Liability for Unpaid Claims and Claims Adjustment Expense [Table Text Block]
The components of the self-insurance as of September 30, 2016 and December 31, 2015 are as follows:

	Successor	Predecessor
(in thousands)	September 30, 2016	December 31, 2015
Current liability – workers’ compensation and general liability	$339	$619
Current liability – medical and dental	310	259
Non-current liability	616	531
Total liability	$1,265	$1,409
Cash and cash equivalents-restricted	$63	$63

The components of the self-insurance are reflected below:

	2015	2014
Current liability – workers’ compensation and general liability	$619	$345
Current liability – medical and dental	259	248
Non-current liability	531	1,100
Total liability	1,409	1,693
Cash and cash equivalents-restricted	63	63

Schedule Of Future Minimum Lease and Rental Payments For Capital Leases And Operating Leases [Table Text Block]
The approximate future minimum payments under capital leases and non-cancelable operating leases are as follows as of December 31, 2015:

	Capital Leases	Operating Leases
Year ending December 31:
2016	$1,275	$2,487
2017	1,011	2,679
2018	599	1,875
2019	329	1,703
2020	5	1,097
Thereafter	—	2,838
Total minimum lease payments	3,219	$12,679
Amounts representing interest	(383)
Present value of net minimum lease payments	$2,836

Other Commitments [Table Text Block]	The total of those guarantee amounts for each year ending December 31, are as follows:
Amount
Year ending December 31:
2016	$313
2017	313
2018	156
$782